Commitments - Additional Information (Details)			9 Months Ended	12 Months Ended
	Sep. 30, 2019 Product	Dec. 31, 2018 USD ($)	Sep. 30, 2019 Product	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Operating lease description				The Company leases a facility in Gaithersburg, Maryland under an operating lease that expires January 31, 2021, with one additional five-year renewal at the Company’s election. The Company also leases a facility in Woburn, Massachusetts under an operating lease that expires January 30, 2022. Additionally, the Company leases office space in Denmark; this lease is currently on a month-to-month basis.
Operating leases, rent expense, net, total				$ 984,639	$ 949,244
Capital leases description				The Company leases lab equipment, office furniture, and computer equipment under various capital leases. The leases expire at various dates through 2021. The leases require monthly principal and interest payments.
Capital leases expiration date description				The leases expire at various dates through 2021.
Restructuring benefits recognized					121,000
Retention expense incurred					68,000
Future minimum operating lease payments		$ 2,808,835		$ 2,808,835
Designated service period of employees, description				The service periods ended in December 2017
Capital Lease Obligations
Capital leases, income statement, amortization expense				$ 295,009	$ 161,606
MA
Operating leases expiration date				Jan. 31, 2021
Operating leases additional term		5 years		5 years
Advandx | MA
Operating leases expiration date				Jan. 30, 2022
Future minimum operating lease payments		$ 14		$ 14
Life Technologies Corporation Supply Agreement [Member] | Quant Studio Five Real Time P C R Systems [Member]
Number of products acquired	24	15		11
Committed to acquire total cost of additional products in next three months		$ 135,000		$ 135,000
Number of products committed to be acquired				3
Number of products acquired during period | Product			9